UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5021

Dreyfus Premier Short-Intermediate Municipal Bond Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	3/31
Date of reporting period:	12 /31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Short-Intermediate Municipal Bond Fund
December 31, 2010 (Unaudited)

Long-Term Municipal	Coupon	Maturity	Principal
Investments--98.1%	Rate (%)	Date	Amount ($)	Value ($)
Alabama--1.3%
Alabama Public School and College
Authority, Capital Improvement
Revenue	5.00	5/1/13	2,350,000	2,557,223
Birmingham Water Works Board,
Water Revenue	5.00	1/1/13	2,665,000	2,857,946
Mobile Industrial Development
Board, PCR (Alabama Power
Company Barry Plant Project)	4.75	3/19/12	2,000,000	2,082,640
Alaska--.6%
Alaska Industrial Development and
Export Authority, Revolving
Fund Revenue	5.00	4/1/14	3,000,000	3,306,450
Arizona--2.1%
Arizona Transportation Board,
Transportation Excise Tax
Revenue (Maricopa County
Regional Area Road Fund)	5.00	7/1/13	2,690,000	2,949,047
Regional Public Transportation
Authority, Transportation
Excise Tax Revenue (Maricopa
County Public Transportation
Fund)	5.00	7/1/13	4,590,000	4,998,694
Rio Nuevo Multipurpose Facilities
District, Subordinate Lien
Excise Tax Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.50	7/15/14	3,770,000	4,216,557
California--7.0%
California,
GO (Various Purpose)	5.00	2/1/13	2,500,000	2,663,675
California Department of Water

Resources, Power Supply Revenue	5.00	5/1/15	2,550,000		2,862,018
California Department of Water
Resources, Power Supply
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.50	5/1/12	4,175,000		4,430,426
California Municipal Finance
Authority, COP (Community
Hospitals of Central
California Obligated Group)	5.00	2/1/11	1,500,000		1,502,895
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/13	4,225,000		4,480,274
California Statewide Communities
Development Authority, Revenue
(Kaiser Permanente)	5.00	4/1/14	4,000,000		4,299,760
California Statewide Communities
Development Authority, Revenue
(Proposition 1A Receivables
Program)	5.00	6/15/13	11,010,000		11,679,628
Los Angeles County Metropolitan
Transportation Authority,
General Revenue (Union Station
Gateway Project)	5.00	7/1/13	1,150,000		1,252,108
Los Angeles County Metropolitan
Transportation Authority,
Proposition A First Tier
Senior Sales Tax Revenue	5.00	7/1/14	5,000,000		5,575,500
Los Angeles County Metropolitan
Transportation Authority,
Proposition C Sales Tax Revenue	5.00	7/1/14	2,000,000		2,236,000
Colorado--.7%
Black Hawk,
Device Tax Revenue	5.00	12/1/12	760,000		782,929
Denver City and County,
Airport System Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	11/15/11	2,000,000		2,071,600
Northwest Parkway Public Highway
Authority, Revenue
(Prerefunded)	7.13	6/15/11	1,120,000	a	1,173,749

Delaware--.2%
Delaware Economic Development
Authority, PCR (Delmarva Power
and Light Company Project)
(Insured; AMBAC)	4.90	5/1/11	1,000,000	1,005,510
District of Columbia--1.6%
District of Columbia,
Income Tax Secured Revenue	5.00	12/1/13	5,000,000	5,541,850
Metropolitan Washington Airports
Authority, Airport System
Revenue	5.00	10/1/13	3,300,000	3,584,328
Florida--11.8%
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue	5.00	6/1/14	5,500,000	5,779,455
Citizens Property Insurance
Corporation, High-Risk Account
Senior Secured Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	3/1/12	750,000	779,437
Clearwater,
Water and Sewer Revenue	5.00	12/1/13	1,400,000	1,536,318
Florida Department of
Transportation, Turnpike
Revenue (Insured; National
Public Finance Guarantee Corp.)	5.00	7/1/12	3,645,000	3,876,494
Florida Hurricane Catastrophe Fund
Finance Corporation, Revenue	5.25	7/1/12	3,430,000	3,598,413
Florida State Board of Education,
Lottery Revenue	5.00	7/1/13	2,555,000	2,777,311
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	2,500,000	2,764,450
Florida State Board of Education,
Lottery Revenue	5.00	7/1/14	5,375,000	5,943,567
Florida State Board of Education,
Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	1/1/14	3,175,000	3,415,443
Florida State Board of Education,

Lottery Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.00	7/1/14	2,265,000	2,504,592
Florida Water Pollution Control
Financing Corporation, Water
Pollution Control Revenue	5.00	7/15/15	4,315,000	4,907,320
Highlands County Health Facilities
Authority, HR (Adventist
Health System/Sunbelt
Obligated Group)	5.00	11/15/13	1,000,000	1,092,780
Hillsborough County Industrial
Development Authority, PCR
(Tampa Electric Company
Project)	5.10	10/1/13	1,855,000	1,940,590
Lakeland,
Energy System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	5.00	10/1/15	3,150,000	3,507,556
Lee County,
Airport Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	10/1/14	3,000,000	3,243,060
Miami-Dade County,
Aviation Revenue (Miami
International Airport)
(Insured; National Public
Finance Guarantee Corp.)	5.25	10/1/14	1,000,000	1,089,870
Miami-Dade County School Board,
COP (Master Lease Purchase
Agreement) (Insured; AMBAC)	5.00	8/1/14	2,010,000	2,184,689
Orlando Utilities Commission,
Utility System Revenue	5.00	10/1/12	1,200,000	1,283,040
Orlando-Orange County Expressway
Authority, Revenue (Insured;
Assured Guaranty Municipal
Corp.)	5.00	7/1/14	2,000,000	2,198,720
Orlando-Orange County Expressway
Authority, Revenue (Insured;
AMBAC)	5.00	7/1/12	3,870,000	4,079,406
Saint Petersburg,

Public Utility Revenue	5.00	10/1/12	2,320,000		2,484,117
Saint Petersburg,
Public Utility Revenue	5.00	10/1/13	2,435,000		2,679,985
Sarasota County School Board,
COP (Master Lease Purchase
Agreement)	5.00	7/1/14	1,365,000		1,484,465
South Miami Health Facilities
Authority, HR (Baptist Health
South Florida Obligated Group)	5.00	8/15/14	1,500,000		1,643,775
Tampa,
Solid Waste System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	4.00	10/1/14	1,715,000		1,762,128
Georgia--1.0%
Fulton County Development
Authority, Revenue (Georgia
Tech Foundation Funding
Student Athletic Complex II
Project)	5.75	11/1/13	1,095,000		1,138,439
Georgia Municipal Association
Inc., COP (Riverdale Public
Purpose Project) (Insured;
Assured Guaranty Municipal
Corp.)	4.00	5/1/12	1,930,000		2,003,996
Gwinnett County Development
Authority, COP (Gwinnett
County Public Schools Project)
(Insured; National Public
Finance Guarantee Corp.)
(Prerefunded)	5.25	1/1/14	2,100,000	a	2,350,215
Private Colleges and Universities
Authority, Student Housing
Revenue (Mercer Housing
Corporation Project)	6.00	6/1/11	305,000		308,556
Hawaii--1.0%
Hawaii,
Airports System Revenue	5.00	7/1/14	5,575,000		6,051,216
Idaho--.3%
University of Idaho Regents,
General Revenue (Insured;

Assured Guaranty Municipal
Corp.)	4.38	4/1/11	1,600,000		1,613,552
Illinois--3.6%
Chicago,
GO (Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	1/1/14	2,700,000	a	2,999,322
Chicago,
Passenger Facility Charge
Revenue (Chicago O'Hare
International Airport)	5.00	1/1/15	1,000,000		1,077,010
Cook County,
GO Capital Equipment Bonds	5.00	11/15/13	2,000,000		2,181,800
Illinois,
GO	5.00	1/1/14	7,300,000		7,668,796
Illinois,
GO	5.00	1/1/15	2,665,000		2,801,821
Illinois,
Sales Tax Revenue	5.00	6/15/14	2,340,000		2,538,877
Railsplitter Tobacco Settlement
Authority, Tobacco Settlement
Revenue	4.00	6/1/13	1,200,000		1,239,084
Indiana--2.4%
Indiana Finance Authority,
Revenue (Trinity Health Credit
Group)	5.00	12/1/13	2,045,000		2,206,657
Indiana Transportation Finance
Authority, Highway Revenue
(Insured; Assured Guaranty
Municipal Corp.) (Prerefunded)	5.00	6/1/13	1,000,000	a	1,097,080
Indianapolis,
Thermal Energy System First
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	10/1/15	2,000,000		2,232,820
Indianapolis Local Public
Improvement Bond Bank, Revenue
(Indianapolis Airport
Authority Project) (Insured;
Assured Guaranty Municipal
Corp.)	5.63	1/1/14	2,230,000		2,371,204
Rockport,

PCR (Indiana Michigan Power
Company Project)	6.25	6/2/14	3,000,000	3,307,950
Seymour,
EDR (Union Camp Corporation
Project)	6.25	7/1/12	2,420,000	2,552,785
Kansas--.6%
Wichita,
Hospital Facilities Revenue
(Via Christi Health System,
Inc.)	4.00	11/15/12	1,000,000	1,041,780
Wyandotte County/Kansas City
Unified Government Board of
Public Utilities, Utility
System Revenue	5.00	9/1/14	2,060,000	2,282,480
Louisiana--1.3%
Parish of Orleans Parishwide
School District, GO (Insured;
Assured Guaranty Municipal
Corp.)	4.00	9/1/14	5,885,000	6,235,981
Plaquemines Parish Law Enforcement
District, Certificates of
Indebtedness (Insured; FGIC)	4.50	3/1/11	1,145,000	1,151,149
Maryland--1.2%
Baltimore County,
GO (Consolidated Public
Improvement)	5.00	8/1/13	1,000,000	1,104,730
Harford County,
GO (Consolidated Public
Improvement)	5.00	7/1/13	2,650,000	2,916,272
Northeast Maryland Waste Disposal
Authority, Solid Waste Revenue
(Montgomery County Solid Waste
Disposal System) (Insured;
AMBAC)	5.50	4/1/12	3,000,000	3,147,120
Massachusetts--1.5%
Massachusetts Bay Transportation
Authority, Senior Sales Tax
Revenue	5.25	7/1/13	2,100,000	2,321,193
Massachusetts Bay Transportation
Authority, Senior Sales Tax

Revenue (Prerefunded)	5.25	7/1/12	2,250,000	a	2,404,417
Massachusetts Development Finance
Agency, Revenue (Boston
College Issue)	5.00	7/1/15	2,000,000		2,255,600
Massachusetts Health and
Educational Facilities
Authority, Revenue
(Northeastern University Issue)	5.00	10/1/14	1,300,000		1,442,181
Michigan--3.6%
Detroit,
Sewage Disposal System Senior
Lien Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	7/1/14	3,125,000		3,363,344
Detroit,
Water Supply System Senior
Lien Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.00	7/1/12	3,000,000		3,124,650
Michigan Building Authority,
Revenue (Facilities Program)
(Insured; Assured Guaranty
Municipal Corp.)	5.25	10/15/12	4,285,000		4,545,314
Michigan Municipal Bond Authority,
School Loan Revenue	5.25	12/1/12	1,000,000		1,069,970
Royal Oak Hospital Finance
Authority, HR (William
Beaumont Hospital Obligated
Group)	6.25	9/1/14	2,500,000		2,774,125
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport)	5.00	12/1/14	2,500,000		2,620,575
Wayne County Airport Authority,
Airport Revenue (Detroit
Metropolitan Wayne County
Airport) (Insured; National
Public Finance Guarantee Corp.)	5.00	12/1/12	3,000,000		3,144,390
Minnesota--.8%
Saint Paul Independent School
District Number 625, GO School

Building Bonds (Minnesota
School District Credit
Enhancement Program)	5.00	2/1/14	1,415,000		1,572,306
Southern Minnesota Municipal Power
Agency, Power Supply System
Revenue	5.00	1/1/12	3,040,000		3,169,717
Nevada--.9%
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.00	6/15/14	1,000,000		1,106,700
Clark County School District,
Limited Tax GO (Insured;
Assured Guaranty Municipal
Corp.)	5.50	6/15/14	2,650,000		2,974,121
Clark County School District,
Limited Tax GO (Insured;
National Public Finance
Guarantee Corp.)	5.25	6/15/14	1,005,000		1,072,084
New Jersey--3.9%
New Jersey Health Care Facilities
Financing Authority, Revenue
(Holy Name Medical Center
Issue)	5.00	7/1/14	1,795,000		1,875,739
New Jersey Higher Education
Student Assistance Authority,
Student Loan Revenue	5.00	12/1/14	1,660,000		1,791,787
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	215,000		241,692
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Insured; National
Public Finance Guarantee Corp.)	5.25	12/15/13	4,785,000		5,239,192
New Jersey Transportation Trust
Fund Authority (Transportation
System) (Prerefunded)	5.50	6/15/13	4,000,000	a	4,448,840
Tobacco Settlement Financing
Corporation of New Jersey,

Tobacco Settlement
Asset-Backed Bonds	4.25	6/1/11	1,000,000		1,002,520
Tobacco Settlement Financing
Corporation of New Jersey,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	7,250,000	a	7,786,138
New Mexico--1.8%
Albuquerque,
Subordinate Lien Airport
Revenue	5.00	7/1/12	3,000,000		3,155,910
Gallup,
PCR (Tri-State Generation and
Transmission Association, Inc.
Project) (Insured; AMBAC)	5.00	8/15/14	3,785,000		3,977,202
New Mexico Hospital Equipment Loan
Council, Hospital System
Revenue (Presbyterian
Healthcare Services)	5.25	8/1/14	3,000,000		3,275,970
New York--4.9%
Erie County Industrial Development
Agency, School Facility
Revenue (City School District
of the City of Buffalo Project)	5.00	5/1/14	1,750,000		1,920,450
Metropolitan Transportation
Authority, Dedicated Tax Fund
Revenue	5.00	11/15/14	2,120,000		2,360,578
Metropolitan Transportation
Authority, Transportation
Revenue	5.00	11/15/13	2,880,000		3,118,003
New York City,
GO	5.00	8/1/15	2,000,000		2,259,340
New York City Health and Hospitals
Corporation, Health System
Revenue	5.00	2/15/15	2,000,000		2,211,000
New York City Transitional Finance
Authority, Future Tax Secured
Subordinate Revenue	5.00	11/1/13	4,105,000		4,548,504
New York City Transitional Finance
Authority, Revenue (New York

City Recovery Bonds)	5.00	11/1/14	3,000,000	3,388,950
New York State Dormitory
Authority, Revenue (Mount
Sinai School of Medicine of
New York University)	5.00	7/1/15	1,000,000	1,094,850
New York State Dormitory
Authority, Third General
Resolution Revenue (State
University Educational
Facilities Issue) (Insured;
National Public Finance
Guarantee Corp.)	5.25	5/15/12	2,000,000	2,092,500
New York State Housing Finance
Agency, Affordable Housing
Revenue (Collateralized;
SONYMA)	4.25	5/1/11	1,345,000	1,359,782
New York State Thruway Authority,
Second General Highway and
Bridge Trust Fund Bonds	5.00	4/1/14	3,535,000	3,905,786
North Carolina--.8%
Charlotte,
GO	5.00	6/1/13	1,000,000	1,097,840
Mecklenburg County Public
Facilities Corporation,
Limited Obligation Bonds	5.00	3/1/14	3,000,000	3,343,500
Ohio--1.2%
Buckeye Tobacco Settlement
Financing Authority, Tobacco
Settlement Asset-Backed Bonds	5.00	6/1/11	4,000,000	4,022,360
Ohio State University,
General Receipts Bonds	5.00	6/1/13	1,150,000	1,249,406
Ohio State University,
General Receipts Bonds	5.00	12/1/14	1,265,000	1,412,626
Oklahoma--1.2%
Tulsa County Industrial Authority,
Capital Improvements Revenue	5.00	5/15/14	6,000,000	6,640,500
Oregon--1.1%
Oregon Department of
Administrative Services, COP	5.00	11/1/13	5,565,000	6,105,028

Pennsylvania--5.8%
Adams County Industrial
Development Authority, Revenue
(Gettysburg College)	5.00	8/15/14	1,000,000	1,094,390
Allegheny County Airport
Authority, Airport Revenue
(Pittsburgh International
Airport) (Insured; Assured
Guaranty Municipal Corp.)	5.00	1/1/15	1,000,000	1,043,200
Allegheny County Industrial
Development Authority, EIR
(USX Corporation Project)	4.75	11/1/11	2,000,000	2,059,800
Allegheny County Sanitary
Authority, Sewer Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.25	12/1/11	1,000,000	1,040,680
Pennsylvania,
GO (Insured; Assured Guaranty
Municipal Corp.)	5.00	9/1/14	1,200,000	1,352,520
Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management, Inc.
Project)	4.70	11/1/14	3,500,000	3,596,635
Pennsylvania Higher Educational
Facilities Authority, Health
System Revenue (The University
of Pennsylvania)	5.00	8/15/13	3,000,000	3,271,950
Pennsylvania Higher Educational
Facilities Authority, Revenue
(State System of Higher
Education)	5.00	6/15/13	4,225,000	4,608,672
Pennsylvania Turnpike Commission,
Turnpike Revenue (Insured;
National Public Finance
Guarantee Corp.)	5.50	12/1/13	2,620,000	2,921,850
Pennsylvania Turnpike Commission,
Turnpike Subordinate Revenue	5.00	6/1/14	5,600,000	6,122,928
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Presbyterian

Medical Center of Philadelphia)	6.50	12/1/11	390,000	409,352
Philadelphia School District,
GO	5.00	9/1/14	4,230,000	4,613,069
Philadelphia School District,
GO	5.00	9/1/15	1,200,000	1,316,508
South Carolina--3.7%
Charleston,
Waterworks and Sewer System
Capital Improvement Revenue	5.13	1/1/15	1,680,000	1,911,017
Orangeburg Joint Governmental
Action Authority, Capital
Projects Sales and Use Tax
Revenue (Orangeburg County,
South Carolina Project)
(Insured; National Public
Finance Guarantee Corp.)	5.00	4/1/12	2,000,000	2,067,860
Renewable Water Resources,
Sewer System Revenue	5.00	1/1/14	1,000,000	1,100,900
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	1,000,000	1,107,430
South Carolina Public Service
Authority, Revenue Obligations
(Santee Cooper)	5.00	1/1/14	3,595,000	3,981,211
South Carolina Transportation
Infrastructure Bank, Revenue	5.00	10/1/13	10,000,000	10,913,200
Spartanburg,
Water System Revenue (Insured;
Assured Guaranty Municipal
Corp.)	4.00	6/1/11	500,000	507,575
Tennessee--1.2%
Memphis,
Electric System Subordinate
Revenue	5.00	12/1/14	5,000,000	5,640,000
Shelby County Health Educational
and Housing Facility Board,
Revenue (Methodist Le Bonheur
Healthcare)	5.00	6/1/12	1,000,000	1,042,250
Texas--11.6%

Alief Independent School District,
Unlimited Tax School Building
Bonds (Permanent School Fund
Guarantee Program)	5.00	2/15/13	1,725,000	1,875,230
Austin,
Electric Utility System
Revenue (Insured; AMBAC)	5.50	11/15/12	3,100,000	3,350,449
Clear Creek Independent School
District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,500,000	1,702,830
Cypress-Fairbanks Independent
School District, Unlimited Tax
Schoolhouse Bonds (Permanent
School Fund Guarantee Program)	5.25	2/15/15	1,500,000	1,713,870
Dallas Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.00	2/15/15	2,000,000	2,265,320
Fort Worth Independent School
District, Unlimited Tax School
Building Bonds	5.00	2/15/13	1,000,000	1,083,560
Houston,
Combined Utility System First
Lien Revenue	5.00	11/15/14	2,785,000	3,127,722
Houston Independent School
District, Limited Tax
Schoolhouse Bonds	5.00	2/15/15	4,000,000	4,530,640
Katy Independent School District,
Unlimited Tax Bonds (Permanent
School Fund Guarantee Program)	5.00	2/15/15	1,625,000	1,840,572
Lower Colorado River Authority,
Revenue	5.00	5/15/12	1,000,000	1,056,600
Lower Colorado River Authority,
Revenue	5.00	5/15/14	1,000,000	1,107,450
Lubbock,
Tax and Waterworks System
Surplus Revenue (Certificates
of Obligation)	5.00	2/15/14	3,630,000	4,028,973
Mabank Independent School

District, Unlimited Tax School
Building Bonds (Permanent
School Fund Guarantee Program)
(Prerefunded)	5.00	8/15/12	2,650,000	a	2,835,712
Matagorda County Navigation
District Number One, PCR (AEP
Texas Central Company Project)	5.13	6/1/11	2,000,000		2,027,580
Mission Economic Development
Corporation, SWDR (Waste
Management, Inc. Project)	6.00	8/1/13	2,500,000		2,654,025
North East Independent School
District, Unlimited Tax Bonds
(Permanent School Fund
Guarantee Program)	5.25	8/1/14	2,315,000		2,626,530
Pflugerville Independent School
District, Unlimited Tax
Refunding Bonds (Permanent
School Fund Guarantee Program)	5.25	8/15/13	1,465,000		1,624,040
San Antonio,
Airport System Revenue
(Insured; Assured Guaranty
Municipal Corp.)	6.00	7/1/13	3,000,000		3,298,230
San Antonio,
Electric and Gas Systems
Revenue (Insured; Assured
Guaranty Municipal Corp.)	5.38	2/1/14	3,000,000		3,362,280
Texas A&M University System Board
of Regents, Financing System
Revenue	5.00	5/15/14	4,835,000		5,421,099
Texas Public Finance Authority,
Revenue (Building and
Procurement Commission
Projects) (Insured; AMBAC)	5.00	2/1/14	2,500,000		2,764,325
Texas Public Finance Authority,
Revenue (State Preservation
Board Projects)	5.00	2/1/13	4,190,000		4,530,689
Texas State University System
Board of Regents, Financing
System Revenue	5.00	3/15/13	1,460,000		1,583,574
Texas State University System

Board of Regents, Financing
System Revenue	5.00	3/15/14	1,000,000		1,108,090
Texas Tech University System Board
of Regents, Financing System
Improvement Revenue (Insured;
AMBAC)	5.00	2/15/12	1,785,000		1,873,732
Titus County Fresh Water Supply
District Number One, PCR
(Southwestern Electric Power
Company Project)	4.50	7/1/11	1,500,000		1,520,520
University of Houston Board of
Regents, Consolidated System
Revenue	5.00	2/15/13	2,285,000		2,476,437
Utah--.6%
Utah Board of Regents,
University of Utah HR
(Insured; National Public
Finance Guarantee Corp.)	5.00	8/1/14	1,500,000		1,660,485
Utah County,
EIR (USX Corporation Project)	5.05	11/1/11	2,000,000		2,038,020
Virginia--5.1%
Arlington County Industrial
Development Authority, RRR
(Alexandria/Arlington
Waste-to-Energy Facility)
(Ogden Martin System of
Alexandria/Arlington, Inc.
Project) (Insured; Assured
Guaranty Municipal Corp.)	5.38	1/1/12	2,280,000		2,288,550
Loudoun County,
GO	5.00	7/1/14	1,500,000		1,693,965
Virginia College Building
Authority, Educational
Facilities Revenue (21st
Century College and Equipment
Programs) (Prerefunded)	5.00	2/1/14	1,975,000	a	2,183,442
Virginia Housing Development
Authority, Commonwealth
Mortgage Revenue	4.20	1/1/14	4,500,000		4,639,455
Virginia Housing Development

Authority, Commonwealth
Mortgage Revenue	4.20	7/1/14	1,500,000	1,548,840
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/13	3,250,000	3,577,698
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,248,000
Virginia Public Building
Authority, Public Facilities
Revenue	5.00	8/1/14	2,000,000	2,248,000
Virginia Public School Authority,
School Financing Bonds	5.25	8/1/13	3,935,000	4,364,269
Virginia Public School Authority,
School Financing Bonds	5.00	8/1/14	3,865,000	4,354,348
Washington--4.5%
Clark County Public Utility
District Number 1, Electric
System Revenue	5.00	1/1/13	2,790,000	2,969,732
Energy Northwest,
Electric Revenue (Project
Number 3) (Insured; National
Public Finance Guarantee Corp.)	5.50	7/1/12	1,000,000	1,072,200
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/13	2,400,000	2,607,264
FYI Properties,
LR (State of Washington
Department of Information
Services Project)	5.00	6/1/14	1,700,000	1,880,047
Greater Wenatchee Regional Events
Center Public Facilities
District, Revenue and Special
Tax BAN	5.25	12/1/11	3,000,000	3,010,650
Ocean Shores Local Improvement
District Number 2007-01, BAN	5.00	8/1/11	2,000,000	2,022,220
Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/14	4,500,000	4,992,615

Seattle,
Municipal Light and Power
Improvement Revenue	5.00	2/1/15	1,500,000		1,693,380
Washington,
Motor Vehicle Fuel Tax GO	5.00	1/1/13	5,150,000		5,570,292
Wisconsin--2.4%
Badger Tobacco Asset
Securitization Corporation,
Tobacco Settlement
Asset-Backed Bonds
(Prerefunded)	6.00	6/1/12	5,670,000	a	6,075,121
Wisconsin,
GO	5.00	5/1/13	2,405,000		2,628,160
Wisconsin,
Petroleum Inspection Fee
Revenue	5.00	7/1/14	3,250,000		3,615,853
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)	5.00	4/15/14	1,390,000		1,456,637
U.S. Related--4.8%
Puerto Rico Commonwealth
Public Improvement GO	5.25	7/1/14	2,300,000		2,452,674
Puerto Rico Electric Power
Authority, Power Revenue
(Insured; National Public
Finance Guarantee Corp.)	5.00	7/1/15	1,000,000		1,085,840
Puerto Rico Government Development
Bank, Senior Notes	5.25	1/1/15	5,000,000		5,237,400
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue	5.00	7/1/12	1,000,000		1,043,450
Puerto Rico Highways and
Transportation Authority,
Transportation Revenue
(Insured; AMBAC)	5.50	7/1/12	5,000,000		5,254,000
Puerto Rico Housing Finance
Authority, Housing Revenue
(Vivienda Modernization 1, LLC
Projects)	4.75	10/1/11	2,885,000		2,889,270

Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/13	1,760,000		1,874,664
Puerto Rico Infrastructure
Financing Authority, Special
Tax Revenue (Insured; AMBAC)	5.50	7/1/14	5,000,000		5,380,700
Puerto Rico Municipal Finance
Agency, GO (Insured; Assured
Guaranty Municipal Corp.)	6.00	7/1/12	1,500,000		1,601,715
Virgin Islands Public Finance
Authority, Revenue (Virgin
Islands Matching Fund Loan
Notes) (Senior Lien)	5.00	10/1/13	1,000,000		1,068,810
Total Long-Term Municipal Investments
(cost $557,609,014)					565,616,002
Short-Term Municipal	Coupon	Maturity	Principal
Investments--.1%	Rate (%)	Date	Amount ($)		Value ($)
California--.0%
California,
GO Notes
(Kindergarten-University)
(LOC: California State
Teachers Retirement System and
Citibank NA)	0.28	1/1/11	100,000	b	100,000
New York--.1%
New York City,
GO Notes (LOC; JPMorgan Chase
Bank)	0.26	1/1/11	500,000	b	500,000
Total Short-Term Municipal Investments
(cost $600,000)					600,000
Total Investments (cost $558,209,014)			98.2%		566,216,002
Cash and Receivables (Net)			1.8%		10,154,291
Net Assets			100.0%		576,370,293

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Variable rate demand note - rate shown is the interest rate in effect at December 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.

At December 31, 2010, the aggregate cost of investment securities for income tax purposes was $558,209,014. Net unrealized appreciation on investments was $8,006,988 of which $9,728,394 related to appreciated investment securities and $1,721,406 related to depreciated investment securities.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue

PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.
These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of December 31, 2010 in valuing the fund's investments:

	Level 1 - Unadjusted Quoted	Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Municipal Bonds	-	566,216,002	-	566,216,002

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). Other investments (which constitute a majority of the portfolio securities) are carried at fair value as determined by the Service, based on methods which include consideration of: yields or prices of municipal securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions

The fund adopted the provisions of ASC Topic 815 “Derivatives and Hedging” which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. The fund held no derivatives during the period ended December 31, 2010.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Short-Intermediate Municipal Bond Fund

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date: February 23, 2011

By: /s/ James Windels
James Windels Treasurer
Date: February 23, 2011

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)